Note 32 - Operating Segments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Total revenue	$ 69,762	$ 61,992	$ 48,977
Fidelity Printers [member]
Statement Line Items [Line Items]
Total revenue	69,762	61,992	48,977
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 561
Amounts payable, related party transactions		$ 641	$ 280